Financial instruments and concentration of credit risks (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Schedule of Fair Value by Balance Sheet Location
The following table summarizes the fair value of the company’s foreign exchange forward contracts.

As of December 31,	2024	2023
Balance Sheet Location
Prepaid expenses and other current assets	$0.1	$9.0
Other accrued liabilities	9.5	0.1
Total fair value	$(9.4)	$8.9

Schedule of Gains and Losses Recognized on Foreign Exchange Forward Contracts
The following table summarizes the location and amount of gains (losses) recognized on foreign exchange forward contracts.

Year Ended December 31,	2024	2023	2022
Statement of Income Location
Other (expense), net	$(35.6)	$13.5	$(39.3)